As filed with the Securities and Exchange Commission on February 28, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File number: 811-21631

                         RMK Advantage Income Fund, Inc.
             (Exact Name of the Registrant as Specified in Charter)

                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
                     (Name and address of agent for service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                             Washington, D.C. 20006

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

                                                   RMK ADVANTAGE INCOME FUND, INC.
                                                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                          DECEMBER 31, 2005
      Principal
       Amount/                                                                                                      Market
       Shares             Description                                                                             Value (b)

ASSET BACKED SECURITIES - INVESTMENT GRADE - 12.5% OF NET ASSETS
                          COLLATERALIZED DEBT OBLIGATIONS - 4.0%
            1,937,484     E-Trade 2004-1A COM1, 2.00% 1/10/40                                                           1,956,859
            6,000,000     Palmer Square 2A CN, Zero Coupon Bond 11/2/45 (a)                                             5,970,000
            4,200,000     Restructured Asset Backed 2003-3A A3, 4.50% 1/29/22 (a)                                       3,606,708
            5,000,000     Witherspoon 2004-1A COM1, 11.50% 9/15/39                                                      5,000,000
                                                                                                             ---------------------
                                                                                                              $        16,533,567
                                                                                                             ---------------------
                          CREDIT CARDS - 1.1%
            3,500,000     North Street 2000-1A B, 4.26% 10/30/11 (a)                                                    3,080,000
            2,000,000     North Street 2000-2A C, 5.443% 10/30/11 (a)                                                   1,400,000
                                                                                                             ---------------------
                                                                                                              $         4,480,000
                                                                                                             ---------------------
                          EQUIPMENT LEASES - 3.5%
           15,264,301     Aerco Limited 2A A3, 4.228% 7/15/25 (a)                                                      12,211,441
           19,000,000     Airplanes Repackaging 2004-1A B, Zero Coupon Bond 6/16/31 (a)                                 1,235,000
            3,000,000     United Capital Aviation Trust 2005-1 B1A, Zero Coupon Bond 7/15/31 (a)                          870,000
                                                                                                             ---------------------
                                                                                                              $        14,316,441
                                                                                                             ---------------------
                          HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 3.9%
            7,613,000     Ace Securities 2004-HE3 M11, 7.14125% 11/25/34                                                6,927,830
            3,000,000     Ace Securities 2004-HE4 M11, 7.14125% 12/25/34                                                2,807,820
            2,119,000     Asset Backed Securities 2005-HE1 M10, 6.641% 3/25/35                                          1,968,678
            2,681,000     Bear Stearns 2004-HE9 M7B, 7.641% 11/25/34                                                    2,386,090
            2,000,000     Soundview 2005-A B1, 6.28% 4/25/35 (a)                                                        1,706,260
                                                                                                             ---------------------
                                                                                                              $        15,796,678
                                                                                                             ---------------------

                                                                                                             ---------------------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE (COST $49,711,641)                                           $        51,126,686
                                                                                                             ---------------------

ASSET BACKED SECURITIES- NON-INVESTMENT GRADE - 55.8% OF NET ASSETS
                          AIRCRAFT LEASES - 24.7%
            1,805,800     Aerco Limited 1A CA, 5.719% 7/15/23 (a)                                                         623,001
            2,101,005     Aerco Limited 1X B1, 4.969% 7/15/23                                                           1,376,158
            1,555,381     Aerco Limited 2A B2, 5.419% 7/15/25 (a)                                                         618,264
           28,250,000     Aircraft Finance Trust 1999-1A A1, 4.248% 5/15/24                                            18,009,375
           34,000,000     Airplanes Pass Through Trust 2001-1A A9, 4.318% 3/15/19                                      18,487,500
           19,000,000     Lease Investment Flight Trust 1 A1, 4.158% 7/15/31                                           12,920,000
            2,461,160     Pegasus Aviation Lease 1999-1A A1, 6.30% 3/25/29 (a)                                          1,187,510
           22,000,000     Pegasus Aviation Lease 1999-1A A2, 6.30% 3/25/29 (a)                                         10,505,000
           18,000,000     Pegasus Aviation Lease 2001-1A A2, 4.308% 5/10/31 (a)                                         9,360,000
            3,000,000     Pegasus Aviation Lease 2000-1 A2, 8.37% 3/25/30 (a)                                           1,905,000
           22,700,000     Pegasus Aviation Lease 2001-1A A1, 4.208% 5/10/31 (a)                                        11,804,000
           17,540,588     Pegasus Aviation Lease 2001-1A A3, 4.408% 3/10/14 (a)                                        13,878,990
                                                                                                             ---------------------
                                                                                                              $       100,674,798
                                                                                                             ---------------------
                          CERTIFICATE-BACKED OBLIGATIONS - 1.7%
            2,000,000     Preferred Term Securities II, 5/22/33 (a) (e)                                                 2,132,460
            2,900,000     Preferred Term Securities XVI, 11.00% 3/23/35 (a)                                             2,878,540
            2,000,000     Preferred Term Securities XVII, 12.00% 9/23/35 (a)                                            1,960,000
                                                                                                             ---------------------
                                                                                                              $         6,971,000
                                                                                                             ---------------------
                          COLLATERALIZED DEBT OBLIGATIONS - 5.7%
            1,500,000     Baker Street 2005-1A E, 9.457% 12/15/18                                                       1,484,400
            2,773,473     Cigna CDO Limited 2000-1A B1, 5.70% 8/28/12 (a)                                               2,081,852
            3,000,000     Diversified Asset Securitization 2 1A B1, 9.712% 9/15/35 (a)                                  1,432,500
            3,000,000     Emerald CBO 1A III, 8.25% 5/24/11 (a)                                                         2,536,890
            3,350,000     Halyard CBO 1A B, 4.77% 3/24/10 (a)                                                           2,051,875
            3,943,081     Hewett's Island 2004-1A COM, 12.00% 12/15/16                                                  3,943,081
            3,900,000     MKP 4A CS, 2.00% 7/12/40 (a)                                                                  3,861,000
            1,250,000     Norse CBO Limited 1A C2, 9.342% 8/13/10                                                       1,162,500
            2,500,000     Stanfield 2A D1, 9.699% 4/15/15 (a)                                                           2,456,250
            1,000,000     VALEO 3A B1, 6.371% 12/15/13 (a)                                                                757,500
            2,000,000     Wibraham CBD Limited 1A, 4.46% 7/13/12 (a)                                                    1,515,000
                                                                                                             ---------------------
                                                                                                              $        23,282,848
                                                                                                             ---------------------
                          COMMERCIAL LOANS - 4.1%
            2,000,000     CS First Boston 1998-C2 H, 6.75% 11/11/30 (a)                                                 1,661,260
            2,000,000     Enterprise Mortgage 1998-1 A3, 6.63% 1/15/25 (a)                                              1,380,000
           13,620,565     Enterprise Mortgage 2000-1 A2, 7.449% 1/15/27 (a)                                             7,968,030
            3,750,000     Lehman Brothers 2002-LLFA L, 5.15% 6/14/17 (a)                                                3,703,151


                                                   RMK ADVANTAGE INCOME FUND, INC.
                                                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                          DECEMBER 31, 2005
      Principal
       Amount/                                                                                                      Market
       Shares             Description                                                                             Value (b)

            2,215,664     Rite Aid Pass Through 1999-1A A1, 6.795% 7/2/16 (a)                                           1,927,628
                                                                                                             ---------------------
                                                                                                              $        16,640,069
                                                                                                             ---------------------
                          CREDIT CARDS - 1.2%
            7,422,667     Nextcard 2000-1 A C, 5.418% 12/15/06 (a)                                                      4,602,054

                          EQUIPMENT LEASES - 3.4%
            1,612,867     DVI Receivables 2001-2 A3, 3.519% 11/8/31                                                     1,362,872
            3,429,438     DVI Receivables 2001-2 A4, 4.613% 11/11/09                                                    2,863,580
           10,018,080     DVI Receivables 2002-1 A3A, 4.09% 6/11/10                                                     7,112,837
            1,627,123     DVI Receivables 2002-2 C, 4.34% 9/12/10                                                         894,918
            2,022,208     DVI Receivables 2003-1 A3A, 4.86% 3/14/11                                                     1,701,182
                                                                                                             ---------------------
                                                                                                              $        13,935,389
                                                                                                             ---------------------
                          FRANCHISE LOANS - 2.2%
            2,066,465     Captec Franchise 1999-1 A2, 7.278% 4/25/11 (a)                                                1,956,984
            1,617,000     Falcon Franchise Loan 2001-1 F, 6.50% 1/5/23                                                  1,047,008
            6,962,665     FMAC Loan Trust 1996-B A1, 7.629% 11/15/18 (a)                                                5,336,883
              947,054     FMAC Loan Trust 1998-A A2, 6.50% 9/15/20 (a)                                                    639,726
                                                                                                             ---------------------
                                                                                                              $         8,980,601
                                                                                                             ---------------------
                          HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 12.2%
            2,000,000     Ace Securities 2004-HE4 B, 7.14125% 12/25/34 (a)                                              1,680,000
            4,463,000     Ace Securities 2005-HE2 B1, 6.891% 4/25/35 (a)                                                3,709,646
            4,000,000     Ace Securities 2005-HE5 B2, 6.559% 8/25/35 (a)                                                2,917,240
            4,400,000     Argent Securities 2004-W8 M11, 6.141% 5/25/34 (a)                                             3,828,000
            2,000,000     Equifirst Mortgage 2004-3 B1, 5.708% 12/25/34 (a)                                             1,800,000
            7,038,000     Equifirst Mortgage 2004-3 B2, 5.708% 12/25/34 (a)                                             6,123,060
            1,000,000     Equifirst Mortgage 2005-1 B3, 6.891% 4/25/35 (a)                                                822,500
            1,757,000     Equifirst Mortgage 2005-1 B4, 7.08% 4/25/35 (a)                                               1,440,740
            3,253,000     GSAMP Trust 2005-S2 B3, 6.50% 11/25/34                                                        2,899,952
            3,000,000     Greenwich 2005-1A N2, 4.15% 1/20/45 (a)                                                       2,250,000
            3,000,000     Long Beach 2005-WL1 N4, 7.50% 6/25/45 (a)                                                     2,752,500
            4,000,000     Meritage Asset Holdings NIM 2005-2 N4, 7.50% 11/25/35 (a)                                     3,012,000
            2,000,000     Merrill Lynch Mortgage 2005-SL1 B5, 7.141% 1/25/35 (a)                                        1,784,420
           15,000,000     Terwin Mortgage 2005-3SL B6, 11.50% 3/25/35 interest-only strips                              5,700,000
            2,300,000     Terwin Mortgage 2005-7SL, 6.50% 7/25/35 (a)                                                   2,003,875
            5,000,000     Terwin Mortgage 2005-11 1B7, 5.00% 11/25/36 (a)                                               4,100,000
            4,000,000     Terwin Mortgage 2005-R1, 5.00% 12/28/36                                                       2,880,000
                                                                                                             ---------------------
                                                                                                              $        49,703,933
                                                                                                             ---------------------
                          MANUFACTURED HOUSING LOANS - 0.6%
            4,961,155     Bombardier Capital 1998-B M2, 7.31% 10/15/28                                                    198,446
              500,000     Bombardier Capital 2001-A M2, 8.265% 12/15/30                                                   110,000
            8,441,124     Conseco Finance 1999-6 M1, 7.96% 6/1/30 (a)                                                     970,729
            3,000,000     Green Tree Financial 1996-7 B1, 7.70% 10/15/27                                                  841,230
            1,300,000     Oakwood Mortgage 2002-C M1, 6.89% 11/15/32                                                      369,109
                                                                                                             ---------------------
                                                                                                              $         2,489,514
                                                                                                             ---------------------

                                                                                                             ---------------------
TOTAL ASSET BACKED SECURITIES -  NON-INVESTMENT GRADE (COST $233,955,495)                                     $       227,280,206
                                                                                                             ---------------------

CORPORATE BONDS - NON-INVESTMENT GRADE - 33.0% OF NET ASSETS
                          APPLIANCES - 0.9%
            3,759,000     Windmere-Durable, 10.00% 7/31/08                                                              3,646,230

                          AUTOMOTIVES - 1.2%
            1,090,000     Ford Motor, 9.215% 9/15/21                                                                      806,600
              525,000     Ford Motor, 9.98% 2/15/47                                                                       409,500
              950,000     General Motors, 8.25% 7/15/23                                                                   610,375
            4,450,000     General Motors, 8.375% 7/15/33                                                                2,937,000
                                                                                                             ---------------------
                                                                                                              $         4,763,475
                                                                                                             ---------------------
                          AUTOMOTIVE PARTS & EQUIPMENT - 1.9%
              600,000     Dana Corporation, 6.50% 3/1/09                                                                  480,000
            3,313,000     Dana Corporation, 10.125% 3/15/10                                                             2,832,615
              975,000     Delphi Corporation, 7.125% 5/1/29                                                               494,812
            2,800,000     Dura Operating, 9.00% 5/1/09                                                                  1,582,000
              200,000     Exide Technologies, 10.50% 3/15/13 (a)                                                          141,952
            2,300,000     Metaldyne Corp., 10.00% 11/1/13 (a)                                                           2,093,000
                                                                                                             ---------------------
                                                                                                              $         7,624,379
                                                                                                             ---------------------

                                                   RMK ADVANTAGE INCOME FUND, INC.
                                                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                          DECEMBER 31, 2005
      Principal
       Amount/                                                                                                      Market
       Shares             Description                                                                             Value (b)

                          BASIC MATERIALS - 2.5%
            2,710,000     Edgen Acquisition, 9.875% 2/1/11                                                              2,628,700
            1,300,000     Edgen Corporation, 9.875% 2/1/11 (a)                                                          1,283,568
            2,200,000     Millar Western, 7.75% 11/15/13                                                                1,639,000
            3,650,000     OM Group, 9.25% 12/15/11                                                                      3,567,875
            1,050,000     Phibro Animal Health Corporation, 13.00% 12/1/07                                              1,086,193
                                                                                                             ---------------------
                                                                                                              $        10,205,336
                                                                                                             ---------------------
                          BUILDING & CONSTRUCTION - 1.1%
            4,790,000     MMI Products, 11.25% 4/15/07                                                                  4,502,600

                          COMMUNICATIONS - 1.3%
              986,000     CCH I Holdings, 10.00% 5/15/14 (a)                                                              559,555
            3,375,000     CCH I Holdings, Zero Coupon Bond 5/15/14 (a)                                                  2,126,250
              792,000     CCH I, 11.00% 10/1/15 (a)                                                                       665,280
              200,000     Century Communications, Zero Coupon Bond 3/1/06 (d)                                             196,000
            2,050,000     Penton Media, 10.375% 6/15/11                                                                 1,857,812
                                                                                                             ---------------------
                                                                                                              $         5,404,897
                                                                                                             ---------------------
                          CONSULTING SERVICES - 1.2%
            2,000,000     MSX International, 11.00% 10/15/07                                                            1,990,000
            4,000,000     MSX International, 11.375% 1/15/08                                                            2,800,000
                                                                                                             ---------------------
                                                                                                              $         4,790,000
                                                                                                             ---------------------
                          ELECTRONICS - 1.1%
            4,550,000     Motors and Gears, 10.75% 11/15/06                                                             4,368,000

                          FINANCE - 1.6%
            2,850,000     Advanta Capital Trust I, 8.99% 12/17/26                                                       2,878,500
            1,000,000     Altria Industrial Motion, 9.50% 12/1/11                                                         970,000
            2,250,000     Citisteel USA, 10.00% 9/1/10 (a)                                                              2,238,750
              800,000     Interactive Health, 7.25% 4/1/11 (a)                                                            642,000
                                                                                                             ---------------------
                                                                                                              $         6,729,250
                                                                                                             ---------------------
                          FOOD - 0.6%
              725,000     Di Giorgio Corp., 10.00% 6/15/07                                                                699,625
            3,000,000     Merisant, 9.50% 7/15/13 (a)                                                                   1,830,000
                                                                                                             ---------------------
                                                                                                              $         2,529,625
                                                                                                             ---------------------
                          GARDEN PRODUCTS - 0.3%
            1,760,000     Ames True Temper, 10.00% 7/15/12                                                              1,381,600

                          HUMAN RESOURCES - 0.4%
            1,850,000     Comforce Operating, 12.00% 12/1/07                                                            1,843,063

                          INDUSTRIALS - 5.3%
            4,000,000     Consolidated Container, 10.125% 7/15/09                                                       2,520,000
            1,420,000     Constar International, 11.00% 12/1/12                                                         1,036,600
            3,228,000     Continental Global Group, 9.00% 10/1/08                                                       3,210,924
            2,800,000     GSI Group, 12.00% 5/15/13 (a)                                                                 2,856,000
            2,200,000     Intermet, Zero Coupon Bond 6/15/09 (c)                                                          734,250
            2,070,000     Trimas Corp., 9.875% 6/15/12                                                                  1,707,750
            2,600,000     US Can, 12.375% 10/1/10                                                                       2,450,500
            2,950,000     VITRO S.A., 11.75% 11/1/13 (a)                                                                2,787,750
            4,750,000     Wolverine Tube, 7.375% 8/1/08 (a)                                                             3,550,625
              665,000     VICAP S.A., 11.375% 5/15/07 (d)                                                                 626,762
                                                                                                             ---------------------
                                                                                                              $        21,481,161
                                                                                                             ---------------------
                          INVESTMENT COMPANIES - 1.0%
            3,035,000     Rafaella Apparel, 11.25% 6/15/11 (a)                                                          2,974,300
            1,250,000     Reg Diversified Funding, Zero Coupon Bond 1/25/36 (a)                                         1,250,000
                                                                                                             ---------------------
                                                                                                              $         4,224,300
                                                                                                             ---------------------
                          MEDICAL PRODUCTS - 1.0%
            1,350,000     Hanger Orthopedic Group, 10.375% 2/15/09                                                      1,350,000
            3,430,000     Insight Health Services, 9.875% 11/1/11                                                       2,589,650
                                                                                                             ---------------------
                                                                                                              $         3,939,650
                                                                                                             ---------------------
                          RETAIL - 3.1%
            2,925,000     General Nutrition Center, 8.50% 12/1/10                                                       2,515,500
            1,350,000     Jo-Ann Stores, 7.50% 3/1/12                                                                   1,103,625
            1,150,000     Nebraska Book Company, 8.625% 3/15/12                                                         1,042,463
            1,800,000     New World Restaurant, 13.00% 7/1/08                                                           1,872,954
            2,550,000     Star Gas Partner, 10.25% 2/15/13                                                              2,518,125
            3,800,000     Uno Restaurant, 10.00% 2/15/11 (a)                                                            3,420,000
                                                                                                             ---------------------
                                                                                                              $        12,472,667
                                                                                                             ---------------------

                                                   RMK ADVANTAGE INCOME FUND, INC.
                                                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                          DECEMBER 31, 2005
      Principal
       Amount/                                                                                                      Market
       Shares             Description                                                                             Value (b)

                          SPECIAL PURPOSE ENTITY - 3.5%
            9,666,700     Dow Jones CDX HY T4, 10.50% 12/29/09 (a)                                                      9,473,366
            5,000,000     INCAPS Funding II, 10.00% 1/15/34 (a)                                                         4,850,000
                                                                                                             ---------------------
                                                                                                              $        14,323,366
                                                                                                             ---------------------
                          TECHNOLOGY - 0.3%
            1,175,000     Danka Business Systems, 11.00% 6/15/10                                                        1,016,986

                          TELECOMMUNICATIONS - 2.7%
              600,000     Adelphia Communications, 10.25% 6/15/11                                                         360,000
              450,000     Alestra SA, 8.00% 6/30/10                                                                       432,563
            3,400,000     BARAK I.T.C., Zero Coupon Bond 11/15/07 (c) (d)                                               2,618,000
            2,150,000     Level 3 Financing, 10.75% 10/15/11                                                            1,908,125
            4,175,000     Primus Telecommunications, 8.00% 1/15/14                                                      2,463,250
            1,500,000     Rural Cellular, 9.75% 1/15/10                                                                 1,515,000
            1,850,000     Securus Technologies, 11.00% 9/1/11                                                           1,572,500
                                                                                                             ---------------------
                                                                                                              $        10,869,438
                                                                                                             ---------------------
                          TOBACCO - 0.8%
            4,715,000     North Atlantic Trading, 9.25% 3/1/12                                                          3,111,900

                          TRANSPORTATION - 0.5%
            2,571,000     Evergreen International Aviation, 12.00% 5/15/10                                              2,239,984

                          TRAVEL - 0.6%
            3,000,000     Worldspan Financial, 10.04% 2/15/11 (a)                                                       2,610,000

                          UTILITIES - 0.1%
              475,000     Calpine, 9.875% 12/1/11 (a)                                                                     382,375

                                                                                                             ---------------------
TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE ($144,720,162)                                                   $       134,460,282
                                                                                                             ---------------------

MORTGAGE BACKED SECURITIES - INVESTMENT GRADE - 4.8% OF NET ASSETS
                          COLLATERALIZED MORTGAGE OBLIGATIONS - 4.8%
            2,000,000     Aames Mortgage 2005-2 B3, 6.83% 7/25/35                                                       1,652,600
            1,000,000     First Franklin Mortgage 2004-FF5 M8, 6.83% 8/25/34                                              975,000
            2,000,000     First Franklin Mortgage 2004-FF5, 8.594% 8/25/34 (a)                                          2,000,000
          134,164,424     Harborview Mortgage 2004-8 X, 0.65% 11/19/34 interest-only strips                             3,689,522
            2,558,194     Long Beach Mortgage 2001-1 M2, 4.09% 4/21/31                                                  2,404,702
            2,209,621     Long Beach Mortgage 2001-4 M2, 4.74% 3/25/32                                                  2,138,371
            4,000,000     Merrill Lynch Mortgage 2005-M1, 5.67% 5/25/36                                                 3,218,720
            2,000,000     Soundview 2005-OPT1 M10, 6.891% 6/25/35                                                       1,909,060
            2,000,000     Soundview 2005-OPT4 M9, 6.879% 12/25/35                                                       1,571,880
                                                                                                             ---------------------
TOTAL MORTGAGE BACKED SECURITIES - INVESTMENT GRADE ($21,095,286)                                             $        19,559,855
                                                                                                             ---------------------

MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE - 12.1% OF NET ASSETS
                          COLLATERALIZED MORTGAGE OBLIGATIONS - 12.1%
            3,073,000     Fremont Home Equity 2005-C B3, 5.63% 7/25/35 (a)                                              2,143,418
            8,000,000     Greenwich 2005-4 N-2, Zero Coupon Bond, 7/27/45 (a)                                           4,120,000
            3,000,000     Greenwich 2005-3 N2, 2.00% 6/27/35 (a)                                                        1,858,590
            2,000,000     Greenwich 2005-2A N2, 3.10% 2/26/35 (a)                                                       1,383,760
            2,000,000     GSAMP Trust 2004-AR1 B5, 5.00% 6/25/34 (a)                                                    1,620,000
            2,673,376     Long Beach Mortgage 2001-3 M3, 5.335% 9/25/31                                                 1,069,350
            4,032,270     Long Beach Mortgage 2001-4 M3, 6.391% 3/25/32                                                 1,653,231
            2,000,000     Long Beach Mortgage 2005-WL1, 6.05% 6/25/35                                                   1,747,180
            3,000,000     Park Place Securities 2005-WHQ1 M10, 6.141% 3/25/35 (a)                                       2,675,160
            3,000,000     Park Place Securities 2005-WHQ1 M11, 6.879% 3/25/35 (a)                                       2,460,000
            3,800,000     Park Place Securities 2005-WCW1 M11, 5.95% 9/25/35                                            2,979,960
            3,000,000     Park Place Securities 2005-WCW3, 5.981% 8/25/35 (a)                                           2,460,000
            2,000,000     Park Place Securities 2005-WHQ4, 6.088% 9/25/35 (a)                                           1,370,320
            2,026,229     Park Place Securities 2005-WCW1 B, 5.00% 9/25/35 (a)                                          1,869,197
            2,000,000     People's Choice Home Loan 2004-2 B, 5.00% 10/25/34 (a)                                        1,652,500
            2,000,000     Popular 2005-4 B2, 6.05% 9/25/35 (a)                                                          1,862,500
            5,250,000     Residential 2005-RS4 B2, 6.641% 4/25/35 (a)                                                   4,372,253
            3,938,000     Residential 2005-RS4 B3, 6.641% 4/25/35 (a)                                                   3,103,656
            2,310,000     Sasco Net Interest Margin Trust 2004-6XS B, 5.00% 3/28/34 (a)                                 2,159,850
            2,000,000     Soundview 2005-1 B3, 6.891% 4/25/35 (a)                                                       1,640,000
            1,000,000     Soundview 2005-2 B2, 6.71% 7/25/35 (a)                                                          830,000
            2,591,000     Soundview 2005-2 B3, 6.46% 7/25/35 (a)                                                        2,053,368
            1,000,000     Soundview 2005-2 B4, 6.46% 7/25/35 (a)                                                          752,500
            1,972,000     Soundview 2005-B M14, 7.65% 5/25/35 (a)                                                       1,599,686


                                                   RMK ADVANTAGE INCOME FUND, INC.
                                                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                          DECEMBER 31, 2005
      Principal
       Amount/                                                                                                      Market
       Shares             Description                                                                             Value (b)

                                                                                                             ---------------------
TOTAL MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE (COST $51,187,986)                                    $        49,436,479
                                                                                                             ---------------------

MUNICIPAL SECURITIES - 0.1% OF NET ASSETS
            1,250,000     Pima County Arizona IDA Health Care, Zero Coupon Bond 11/15/32                                  623,562
                                                                                                             ---------------------
TOTAL MUNICIPAL SECURITIES (COST $782,511)                                                                    $           623,562
                                                                                                             ---------------------

COMMON STOCKS - 11.8% OF NET ASSETS
                6,200     Alliance Capital Management Holding L.P.                                                        350,238
               19,900     Alpha Natural Resources, Inc.                                                                   382,279
               34,400     American Capital Strategies, Ltd.                                                             1,245,624
                9,100     Anthracite Capital, Inc.                                                                         95,823
               16,400     Arthur J. Gallegher & Co.                                                                       506,432
               52,500     ATI Technologies Inc. (c)                                                                       891,975
               44,700     Bois d'Arc Energy LLC (c)                                                                       708,942
                7,900     Caterpillar, Inc.                                                                               456,383
                9,500     CEMEX, S.A. de C.V.                                                                             563,635
               49,900     Cisco Systems, Inc. (c)                                                                         854,288
               37,200     Citizens Communications Company                                                                 454,956
               10,600     Companhia de Saneamento Basico do Estado de Sao Paulo                                           178,822
               46,900     Consolidated Communications Illinois Holdings, Inc. (c)                                         609,231
               15,800     Cytec Industries, Inc.                                                                          752,554
                7,400     Deere & Company                                                                                 504,014
                9,800     Dell, Inc. (c)                                                                                  293,510
               43,000     Direct General Corporation                                                                      726,700
               24,400     Dollar General Corporation                                                                      465,308
               54,800     Education Realty Trust, Inc.                                                                    706,372
                1,300     ENSCO International Incorporated                                                                 57,655
               29,000     Enterprise Partners Products L.P.                                                               696,290
               43,800     FairPoint Communications, Inc.                                                                  453,768
                9,400     Fording Canadian Coal Trust                                                                     324,958
               38,300     Fred's, Inc.                                                                                    623,141
                6,400     Gerdau AmeriSteel Corporation                                                                    36,096
              184,500     InPhonic, Inc. (c)                                                                            1,603,305
               30,700     Intel Corporation                                                                               766,272
              111,695     Intermet Corporation (d)                                                                      1,340,340
               96,000     International Coal Group, Inc.                                                                  912,000
               58,200     Iowa Telecommunications Services, Inc.                                                          901,518
                9,800     J.C. Penny Company, Inc.                                                                        544,880
               15,500     Kinder Morgan Energy Partners, L.P.                                                             741,210
                9,200     KKR Financial Corp. (c)                                                                         220,708
               64,000     Korn/Ferry International (c)                                                                  1,196,160
               10,800     L-3 Communications Holdings, Inc.                                                               802,980
               22,200     Lincoln Electric Holdings, Inc.                                                                 880,452
               20,200     Lloyds TSB Group plc                                                                            682,760
               16,800     Macquarie Infrastructure Company Trust                                                          517,440
               15,900     Magellan Midstream Partners, L.P.                                                               512,457
               14,900     Manpower, Inc.                                                                                  692,850
               33,100     Masco Corporation                                                                               999,289
              108,100     MCG Capital Corporation                                                                       1,577,179
               38,400     Microsoft Corporation                                                                         1,004,160
               29,000     Mittal Steel Company N.V.                                                                       763,570
               54,900     Nam Tai Electronics, Inc.                                                                     1,235,250
               20,400     Ness Technologies, Inc.                                                                         219,708
                9,800     Patterson-UTI Energy, Inc.                                                                      322,910
               12,400     PetroChina Company Limited                                                                    1,016,304
               41,400     Regal Entertainment Group                                                                       787,428
               14,800     Sasol Limited                                                                                   527,472
               22,390     Ship Finance International Limited                                                              378,391
                7,100     Stone Energy Corporation                                                                        323,262
                4,400     Superior Energy Services, Inc.                                                                   92,620
              102,300     Taiwan Semiconductor Manufacturing Company Ltd.                                               1,013,793
              114,470     Technology Investment Capital Corporation (c)                                                 1,728,497
               18,550     Teva Pharmaceutical Industries Limited                                                          797,836
               23,600     The Home Depot, Inc.                                                                            955,328

                                                RMK ADVANTAGE INCOME FUND, INC.
                                                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                          DECEMBER 31, 2005
      Principal
       Amount/                                                                                                      Market
       Shares             Description                                                                             Value (b)

               15,400     Tidewater, Inc.                                                                                 684,684
               70,500     TOP Tankers, Inc.                                                                               867,150
              104,450     Trustreet Properties, Inc.                                                                    1,527,059
               35,900     Tsakos Energy Navigation Limited                                                              1,316,453
                5,200     Unit Corporation                                                                                286,156
                9,100     Universal Compression Holdings, Inc. (c)                                                        374,192
               20,800     Valero Energy Corporation                                                                     1,073,280
               14,200     Valero L.P.                                                                                     734,992
               20,800     Wal-Mart Stores, Inc.                                                                           973,440
               16,900     Washington Mutual, Inc.                                                                         735,150
               27,200     Willbros Group, Inc.                                                                            392,768
                                                                                                             ---------------------
TOTAL COMMON STOCKS (COST $48,510,733)                                                                        $        47,962,647
                                                                                                             ---------------------

PREFERRED STOCKS - 1.7% OF NET ASSETS
                3,000     Credit Genesis CLO 2005                                                                       3,000,000
            2,000,000     Hewett's Island II (a)                                                                        1,980,000
                2,000     SOLOSO CDO 2005                                                                               1,985,412
                                                                                                             ---------------------
TOTAL PREFERRED STOCKS (COST $6,965,412)                                                                      $         6,965,412
                                                                                                             ---------------------

MUTUAL FUNDS - 0.3% OF NET ASSETS
               14,700     iShares Russell 3000 Value Index Fund                                                         1,327,116
                                                                                                             ---------------------
TOTAL MUTUAL FUNDS (COST $1,335,299)                                                                          $         1,327,116
                                                                                                             ---------------------

WARRANTS - 0.1% OF NET ASSETS
               41,432     Transmeridian Warrant                                                                                41
                                                                                                             ---------------------
TOTAL WARRANTS                                                                                                $                41
                                                                                                             ---------------------

CORPORATE LOANS - 0.4% OF NET ASSETS
              800,000     ICO North America, 7.50% 8/15/09                                                              1,116,000
              600,000     Transmeridian, 12.00% 12/15/10                                                                  599,959
                                                                                                             ---------------------
TOTAL CORPORATE LOANS (COST $1,400,000)                                                                       $         1,715,959
                                                                                                             ---------------------

EURODOLLAR TIME DEPOSITS - 2.8% OF NET ASSETS
                          State Street Bank & Trust Company Eurodollar
                          time deposits dated December 30, 2005 3.40%
                          maturing at $11,312,136 on January 1, 2006.
                                                                                                              $        11,310,000
TOTAL INVESTMENTS - 135.4% OF NET ASSETS (COST $570,974,525)
                                                                                                             ---------------------
OTHER ASSETS AND LIABILITIES, NET - (35.4%) OF NET ASSETS                                                     $       551,768,245
                                                                                                             ---------------------
NET ASSETS                                                                                                           (144,133,747)
                                                                                                             ---------------------
                                                                                                              $       407,634,498
                                                                                                             =====================

     (a)       The security is exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, the issue has been determined to be liquid by Morgan Asset Management, Inc., the
               Fund's investment adviser.
     (b)       Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00
               p.m. Eastern Time, on the valuation date. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price, usually 4:00 p.m., Eastern Time, on the valuation date. Securities for which no sales were reported for that day are valued at the last available bid quotation on the exchange or system where the security is principally traded. Long-term debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service. Short-term debt securities having a maturity of sixty days or less from the valuation date may be valued at amortized cost, which approximates market value. Investments in open-end registered investment companies are valued at net asset value as reported by those investment companies. Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Valuation Committee using procedures established by and under the direction of the Board of
               Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
     (c)       Non-income producing security.
     (d)       The security is classified as a Yankee Bond, which is a U.S. dollar denominated bond issued in the United States by a foreign entity.
     (e)       Trust preferred security with no stated interest rate.



ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's certifying officers have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMK Advantage Income Fund, Inc.


By: /s/ Carter E. Anthony
    ----------------------------------
    Carter E. Anthony
    President and Chief Executive Officer

Date:  February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Carter E. Anthony
    ----------------------------------
    Carter E. Anthony
    President and Chief Executive Officer

Date:  February 28, 2006



By: /s/ Joseph C. Weller
    ----------------------------------
    Joseph C. Weller
    Treasurer and Chief Financial Officer

Date:  February 28, 2006